BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
Business Combination
BUSINESS COMBINATION
NOTE 3 – BUSINESS COMBINATION

Acquisition in Sweden

In July 2018, the Company acquired 100% of the outstanding shares of Detact Security Solution AB. The purpose of the acquisition was to penetrate the Swedish aviation and cargo markets. Consideration of the acquisition was 9,500 SEK ($1,065 as of the purchase date), of which 6,500 SEK ($729 as of the purchase date) was paid in cash upon the signing of the purchase contract and 3,000 SEK ($336 as of the purchase date) was held in escrow for a period of three months or longer in case of disagreement between the parties. As of December 31, 2018, the funds in the escrow account were not released to the seller as a result of disagreement between the parties.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair value.

The following represents the allocation of the purchase price as of the purchase date in SEK and the translation to United States Dollars as of the purchase date:

	SEK	U.S. Dollars
Cash	663	74
Accounts receivable	8,902	999
Other current assets	445	50
Fixed assets	1,189	133
Goodwill	9,005	1,010
Other assets	1,039	116
Total identifiable assets acquired	21,243	2,382

Notes Payables-banks	4,734	531
Accounts Payable	182	20
Other current liabilities	5,787	649
Non current liabilities	1,039	117
Total liabilities assumed	11,742	1,317

	9,501	1,065

Goodwill associated with the new acquisition of Detact Security Solution AB was 9,005 SEK ($1,007 as of December 31, 2018) and deductible for income tax purposes. The goodwill consists principally of the expectations of future earnings and profits from expanding this business. In December 2018, the Company evaluated the goodwill and concluded the goodwill should be fully impaired (see note 8).

Acquisition in Spain

In January 2018, the Company acquired 100% of the outstanding shares of Abydos Consultores de Sistemas S.L.U. The purpose of the acquisition was to increase the Company’s activities in Spain. Consideration of the acquisition was €183 ($226 as of the purchase date), in cash upon the signing of the purchase contract. The name of Abydos Consultores de Sistemas S.L.U. was changed into I-SEC Aviation Security S.L.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226

Goodwill associated with the acquisition of Abydos Consultores de Sistemas S.L.U. was €188 ($232 as of December 31, 2018) and is deductible for income tax purposes. The goodwill arising from this acquisition consist principally of the expectations of future earnings and profits from expending this business. In December 2018 the Company evaluated the goodwill and concluded that the goodwill should be fully impaired (see note 8).

Acquisition in Denmark

On July 19, 2017, the Company acquired 100% of the outstanding shares of Harsec A/S (“Harsec”) in Denmark. Harsec provides cargo security services in the Danish airports and is serving international parcel companies. Consideration of the acquisition for the shares was 10,000 Danish Krone (“DKK”) ($1,579 as of the purchase date) in cash of which 90% was paid upon the signing of the purchase contract and 10% paid three months after that. The acquisition was done in order to expand our services to the Danish market.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase rate in DKK and the translation to United States Dollars as of the purchase date:

	DKK	U.S. Dollars
Cash	3,161	499
Accounts receivable	3,219	508
Other receivables	124	20
Fixed assets	665	105
Goodwill	4,478	707
Total identifiable assets acquired	11,647	1,839

Accounts payable and accrued expenses	1,647	260
Total liabilities assumed	1,647	260

	10,000	1,579